Shareholders' equity - Summary of Potentially Diluted Shares (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	1,638,695	1,771,470
DSU
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	314,442	236,442
PSU
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	841,175	688,300
RSU
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	384,851	465,042
Stock options
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	98,227	381,686